CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Class A ordinary shares USD ($)	Dec. 31, 2012 Class A ordinary shares CNY	Dec. 31, 2011 Class A ordinary shares CNY	Dec. 31, 2012 Class B ordinary shares USD ($)	Dec. 31, 2012 Class B ordinary shares CNY	Dec. 31, 2011 Class B ordinary shares CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY	Dec. 31, 2012 Parent company Class A ordinary shares USD ($)	Dec. 31, 2012 Parent company Class A ordinary shares CNY	Dec. 31, 2011 Parent company Class A ordinary shares CNY	Dec. 31, 2012 Parent company Class B ordinary shares USD ($)	Dec. 31, 2012 Parent company Class B ordinary shares CNY	Dec. 31, 2011 Parent company Class B ordinary shares CNY
Current assets:
Cash and cash equivalents	$ 265,783	1,655,857	$ 367,978	2,292,538	1,811,423	301,608							$ 133,418	831,208	$ 309,056	1,925,447	1,538,344	206,419
Short-term investments	338,690	2,110,073		1,400,858									329,044	2,049,977		1,400,858
Intangible assets, net	3,147	19,607		16,078									1,839	11,460		6,654
Due from subsidiaries				768									126,071	785,441		407,362
Prepayments and other assets	10,418	64,909		16,832									804	5,008		3,901
Total current assets	770,888	4,802,715		4,147,780									591,176	3,683,094		3,744,222
Non-current assets:
Property and equipment, net	32,212	200,681		96,567									1	7		44
Intangible assets, net	209,455	1,304,923		211,978									1,744	10,869		10,841
Prepayments and other assets	36,787	229,185		144,392									3	21
Amounts due from related party				65,352												32,675
Long-term investment in related party																1,707
Long-term investment in subsidiaries													912,402	5,684,349		436,773
Total non-current assets	961,520	5,990,359		527,778									914,150	5,695,246		482,040
TOTAL ASSETS	1,732,408	10,793,074		4,675,558									1,505,326	9,378,340		4,226,262
Current liabilities:
Accounts payable	29,193	181,878		57,276									1,357	8,455		3,102
Accrued expenses and other liabilities	157,518	981,353		390,607									893	5,571		1,419
Current portion of long-term debt	1,194	7,441		9,182									1,194	7,441		9,182
Total current liabilities	191,373	1,192,275		462,999									3,444	21,467		13,703
Non-current liabilities:
Long-term debt				7,382												7,382
Total non-current liabilities	39,153	243,926		7,382												7,382
Total liabilities	230,526	1,436,201		470,381									3,444	21,467		21,085
Shareholders' equity:
Ordinary shares							24	149	93	8	49	49							24	149	93	8	49	49
Additional paid-in capital	1,728,416	10,768,204		5,185,257									1,728,416	10,768,204		5,185,257
Accumulated other comprehensive loss	(18,600)	(115,882)		(108,578)									(18,600)	(115,882)		(108,578)
Accumulated deficit													(207,966)	(1,295,647)		(871,644)
Total shareholders' equity	1,501,882	9,356,873		4,205,177	1,911,488	(485,612)							1,501,882	9,356,873		4,205,177
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,732,408	10,793,074		4,675,558									$ 1,505,326	9,378,340		4,226,262